RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 16 – RELATED PARTY BALANCES AND TRANSACTIONS

The summary of amount due from and due to related parties as the following:

		As of December 31,
		2023	2022
Due from related parties consist of the following:
Ours Media Hong Kong Limited	Other receivables	$1,799	$7,254

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)	Due to director	$90,589	$504,484
Mr. Chi Kit Yu	Due to shareholder	-	140
Ms. Sau Ling Yeung	Due to shareholder	-	213
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan	1,295,287	1,231,327
		$1,385,876	$1,736,164

Ms. Wong is the common director of the Company and Ours Media Hong Kong Limited (“Ours Media”), she was appointed as director of Ours Media on June 6, 2022.

As of December 31, 2023 and 2022, the amounts due to Ms. Wong, one of the directors of the Company, are $90,589 and $504,484, respectively, and are unsecured, interest free and have no fixed terms of repayment.

As of December 31, 2023 and 2022, the amounts due to Mr. Chi Kit Yu, one of the shareholders of the Company, are $0 and $140, respectively, and are unsecured, interest free and have no fixed terms of repayment.

As of December 31, 2023 and 2022, the amounts due to Ms. Sau Ling Yeung, one of the shareholders of the Company, is $0 and $213, respectively, and are unsecured, interest free and have no fixed terms of repayment.

As of December 31, 2023 and 2022, the loan from DNAP, one of the shareholders of the Company, amounting to $1,295,287 and $1,231,327, respectively, is interest-bearing at 8% per annum and repayable by 12 equal consecutive monthly instalments, commencing on January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments, commencing on January 31, 2024. Save as aforesaid, all other terms of the original loan agreement remained in full force and effect.

In addition to the transactions and balances detailed elsewhere in these audited consolidated financial statements, the Company had the following transactions with related parties:

	For the years ended December 31,
	2023	2022	2021
Revenue from related parties	$36,110	$1,525	$493
Rental expenses paid to related parties	$87,401	$87,353	$88,003
Loan interest expenses paid to related parties	$71,111	$91,660	$164,009

The related parties are the Company’s shareholders and companies under common control by Ms. Wong.